Revenues (Contract Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change In Contract With Customer, Liability [Roll Forward]
Beginning of year	$ 74	$ 200
Revenue recognized included in the beginning balance	(74)	(182)
Increase due to consideration received, net of revenue recognized	28	56
End of year	28	74
Current portion - End of year	$ 12	$ 74